OTHER COMPREHENSIVE INCOME(LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME(LOSS) - Reconciliation (Details) - CAD ($) $ in Millions			12 Months Ended
	May 29, 2024	Oct. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			$ 29,553
Other comprehensive income (loss) (Note 26)			1,828	$ (1,272)	$ 2,397
Balance at end of year			27,592	29,553
Cash flow hedge loss reclassified within twelve months			5
Gain (loss) to be reclassified within twelve months			4
Columbia Gas and Columbia Gulf
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Equity interest percentage		40.00%
Transportadora de Gas Natural de la Huasteca
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Equity interest percentage	13.01%	13.01%
AOCI Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			49	955	(1,434)
Other comprehensive income (loss) before reclassifications			998	(437)	2,344
Amounts reclassified from AOCI			(52)	58	45
Other comprehensive income (loss) (Note 26)			946	(379)	2,389
Impact of non-controlling interest			(21)	(527)
Spinoff of Liquids Pipelines business (Note 4)			(741)
Balance at end of year			233	49	955
Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			(317)	441	(1,009)
Other comprehensive income (loss) before reclassifications			692	(231)	1,450
Amounts reclassified from AOCI			(15)	0	0
Other comprehensive income (loss) (Note 26)			677	(231)	1,450
Impact of non-controlling interest			(21)	(527)
Spinoff of Liquids Pipelines business (Note 4)			(741)
Balance at end of year			(402)	(317)	441
Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			(35)	(109)	(112)
Other comprehensive income (loss) before reclassifications			35	0	(39)
Amounts reclassified from AOCI			(16)	74	42
Other comprehensive income (loss) (Note 26)			19	74	3
Impact of non-controlling interest			0	0
Spinoff of Liquids Pipelines business (Note 4)			0
Balance at end of year			(16)	(35)	(109)
Pension and Other Post-Retirement Benefit Plan Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			(55)	(44)	(113)
Other comprehensive income (loss) before reclassifications			83	(11)	63
Amounts reclassified from AOCI			(6)	0	6
Other comprehensive income (loss) (Note 26)			77	(11)	69
Impact of non-controlling interest			0	0
Spinoff of Liquids Pipelines business (Note 4)			0
Balance at end of year			22	(55)	(44)
Equity Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of year			456	667	(200)
Other comprehensive income (loss) before reclassifications			188	(195)	870
Amounts reclassified from AOCI			(15)	(16)	(3)
Other comprehensive income (loss) (Note 26)			173	(211)	867
Impact of non-controlling interest			0	0
Spinoff of Liquids Pipelines business (Note 4)			0
Balance at end of year			629	456	667
Accumulated foreign currency adjustment attributable to noncontrolling interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Other comprehensive income (loss) before reclassifications			$ 903	$ (366)	$ 8